Long-Term Deposit (Narrative) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 10, 2012	Jan. 22, 2015 USD ($)	Jun. 23, 2009	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Jan. 14, 2014	Jun. 30, 2008 CNY (¥)	Jun. 18, 2008 CNY (¥)	Apr. 09, 2008	May. 19, 2006 USD ($)	May. 19, 2006 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Long-term deposit								¥ 16,760
Impairment provision				$ 681	¥ 4,240
Joyinn Hotel Investment and Management Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered capital													$ 6,236	¥ 50,000
Joyinn Hotel Investment and Management Co., Ltd. [Member] | Contract Termination [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds From Repayment Of Deposit | $		$ 21,000
Initial Deposit Amount [Member]
Schedule of Equity Method Investments [Line Items]
Long-term deposit										¥ 52,000
Total Deposit Amount [Member]
Schedule of Equity Method Investments [Line Items]
Registered capital										¥ 26,000
Deposit Reduction Amount [Member]
Schedule of Equity Method Investments [Line Items]
Long-term deposit											¥ 5,000
Pledged Interest [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage												97.60%
Increase In Pledged Amount Of Interest Percent	71.00%		19.00%
Pledged Amount Of Interest Percent	87.80%								71.00%			52.00%